Summary of Significant Accounting Policies - Restricted Cash (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of cash and cash equivalents and restricted cash per the balance sheet to the statement of cash flows
Cash and cash equivalents	$ 9,935,000	$ 135,173,000		$ 8,427,000
Restricted cash	1,289,000	460,000		860,000
Total	$ 14,974,000	$ 135,633,000	$ 24,335,000	$ 9,287,000	$ 5,593,000